Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DBP Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 74	$ 62
Interest costs	161	159
Expected return on plan assets	(221)	(202)
Amortization of actuarial gains	(1)	(9)
Amortization of past service credits/plan amendments	(1)	(1)
Regulatory adjustments	(1)	12
Net benefit cost	11	21
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	25	22
Interest costs	29	30
Expected return on plan assets	(26)	(22)
Amortization of actuarial gains	(17)	(19)
Amortization of past service credits/plan amendments	(1)	(1)
Regulatory adjustments	2	5
Net benefit cost	$ 12	$ 15